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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Manning & Napier Fund, Inc.

Address: 290 Woodcliff Drive
         Fairport, New York 14450



13F File Number: 028-04273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jodi L. Hedberg

Title:   Chief Compliance Officer

Phone:   (585) 325-6880


Signature, Place, and Date of Signing:

/s/ Jodi L. Hedberg    Fairport, NY/USA    April 19, 2013

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

028-00866                      Manning & Napier Advisors, LLC

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